DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Disclosure of detailed information about debt [Table Text Block]
	2021	2020
Balance, beginning of year	$28,967	$-
Drawdown	60,000	30,000
Interest expense (capitalized to mineral property, plant and equipment)	3,703	-
Interest payment	(3,436)	-
Transaction costs	(2,066)	(1,033)
Balance, end of year	$87,168	$28,967